The Parent Company(Table)	12 Months Ended
Dec. 31, 2019
Entity Information Abstract [Abstract]
Disclosure Of Entity Information [Text Block]	The Parent Company’s share capital as of December 31, 2019, is ￦ 2,090,558 million. The Parent Company has been listed on the Korea Exchange (“KRX”) since October 10, 2008, and on the New York Stock Exchange (“NYSE”) for its American Depositary Shares (“ADS”) since September 29, 2008. Number of shares authorized in its Articles of Incorporation is 1,000 million.